Note 16 - Related Party Transactions	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of related party [text block]
16.	RELATED PARTY TRANSACTIONS

Compensation to key management personnel were as follows:

	2017	2016	2015

Salaries	$932,133	$2,047,634	$1,979,601
Share-based payments (1)	2,110,773	3,061,686	3,283,361

Total	$3,042,906	$5,109,320	$5,262,962

(
1
) Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.

In
2016,
the Company paid or accrued
$150,000
in consulting fees to a director for strategic, technology, integration and general business consulting services.

The Company paid or accrued
$115,660
in fees for the year ended
December 31, 2017 (
2016
-
$113,250,
2015
-
$104,790
) to a law firm, of which a director is counsel, for legal services rendered to the Company.

All transactions with related parties have occurred in the normal course of operations and are measured at the exchange amounts, which are the amounts of consideration established and agreed to by the related parties.